Statutory and other information (Tables)	12 Months Ended
Dec. 31, 2024
Statutory and other information
Schedule of auditor's remuneration

	2024	2023	2022
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	10.6	10.2	9.9
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	14.8	15.0	15.1
Attestation under s404 of Sarbanes-Oxley Act 2002	3.5	3.3	3.1
Audit-related assurance services	2.2	1.1	0.7
Other assurance services	0.3	0.2	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.4	0.3	0.3
	31.8	30.1	29.3

Schedule of key management personnel compensation

	2024	2023	2022
	$’000	$’000	$’000
Short-term employee benefits	40,893	38,636	38,632
Post-employment benefits	1,045	1,354	1,388
Share-based payments	49,121	58,242	56,297
	91,059	98,232	96,317